Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Number of segments		3	3
Requisite service period, Class B shares	3 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period	$ 7,326,997	$ 7,326,997	$ 7,326,997	$ 7,270,169	$ 6,516,514
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period	$ 5,062,948	$ 5,062,948	$ 5,062,948	4,921,395	4,230,449	$ 4,410,694
Retained earnings | Cumulative effect of adoption of accounting guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period				$ (14,305)	$ 0	$ 0